Segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net revenues	¥ 745,801,886,000	$ 114,299,140	¥ 576,888,484,000	¥ 462,019,759,000
Income/(loss) from operation	12,342,820,000	1,891,620	8,994,880,000	(2,619,131,000)
Including: gain on sale of development properties	1,648,747,000	252,682	3,884,709,000
Total other income	38,476,071,000		4,697,652,000	245,453,000
Income/(loss) before tax	50,818,891,000	$ 7,788,336	13,692,532,000	(2,373,678,000)
Operating segments
Net revenues	744,995,934,000		575,742,055,000	461,063,511,000
Income/(loss) from operation	16,985,634,000		12,753,058,000	1,912,565,000
Inter-segment
Net revenues	(724,639,000)		(435,364,000)	(1,103,943,000)
Unallocated items
Net revenues	805,952,000		1,146,429,000	956,248,000
Income/(loss) from operation	(4,642,814,000)		(3,758,178,000)	(4,531,696,000)
JD Retail | Operating segments
Net revenues	702,929,619,000		552,245,141,000	447,502,173,000
Income/(loss) from operation	19,484,484,000		13,775,339,000	7,049,222,000
New Businesses | Operating segments
Net revenues	42,790,954,000		23,932,278,000	14,665,281,000
Income/(loss) from operation	(2,498,850,000)		(1,022,281,000)	¥ (5,136,657,000)
Including: gain on sale of development properties	¥ 1,648,747,000		¥ 3,884,709,000